Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income	$ 4,040,197	¥ 26,051,187	¥ 23,055,720	¥ 27,276,435
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for (reversal of) doubtful accounts	(19,828)	(127,852)	845,965	(3,738,232)
Impairment of intangible assets		0	310,153	12,009,457
Depreciation and amortization	1,335,532	8,611,508	7,583,790	10,754,370
Loss (gain) from disposal of property and equipment	(8,523)	(54,955)	734	429,642
Share-based compensation	1,421,342	9,164,822	7,111,316	10,534,910
Deferred income tax expense (benefit)	1,093,940	7,053,724	(849,689)	(717,083)
Share of losses of equity method investments	1,369,283	8,829,140	2,196,750
Foreign currency exchange loss	313,758	2,023,109	997,149
Changes in operating assets and liabilities, net of effect of acquisition:
Restricted cash			2,700,000	(2,700,000)
Accounts receivable	(352,689)	(2,274,136)	19,357,064	(12,790,125)
Prepaid expenses and other current assets	(175,212)	(1,129,761)	(893,856)	(132,091)
Other assets	4,577	29,514	(7,574,162)	(1,539,462)
Income tax payable	1,123,476	7,244,175	(11,258,806)	(1,743,871)
Accrued expenses and other payables	635,833	4,099,848	(10,657,651)	(858,078)
Deferred revenues	(777,846)	(5,015,552)	12,927,758	557,888
Net cash provided by operating activities	10,003,840	64,504,771	45,852,235	37,343,760
Cash flows from investing activities :
Cash paid for property and equipment	(478,751)	(3,086,987)	(14,836,069)	(4,150,169)
Cash receipt from property and equipment disposal	10,520	67,830	30,490	17,690
Payment for XingWei acquisition, net of cash acquired				(9,826,706)
Cash paid for long-term investments	(3,688,323)	(23,782,307)	(37,953,864)
Cash paid to shareholder (Note 16)	(1,550,868)	(10,000,000)
Net cash used in investing activities	(5,707,422)	(36,801,464)	(52,759,443)	(13,959,185)
Cash flows from financing activities :
Cash paid for employee individual income tax for net-settlement of vested shares	(120,092)	(774,354)	(853,404)	(567,881)
Cash paid for repurchase of common shares	(3,029,781)	(19,536,028)	(8,362,136)	(132,528)
Proceeds from exercise of share options			3,903,952
Special cash dividend			(58,349,122)
Net cash used in financing activities	(3,149,873)	(20,310,382)	(63,660,710)	(700,409)
Effect of foreign exchange rate changes on cash	(3,188)	(20,559)	(1,083,809)	(766,783)
Net increase (decrease) in cash	1,143,357	7,372,366	(71,651,727)	21,917,383
Cash and cash equivalents at beginning of year	37,266,652	240,295,371	311,947,098	290,029,715
Cash and cash equivalents at end of year	38,410,009	247,667,737	240,295,371	311,947,098
Supplemental disclosures of cash flow information :
Cash paid for income tax	2,219,136	14,308,992	23,104,750	22,590,270
Cash refunded for income tax	$ (1,502,080)	¥ (9,685,409)	(1,421,109)	¥ (233,853)
Non-cash investing and financing activities:
Acquisition of property and equipment included in accrued expenses and other payables			¥ 146,126